As of December 31, 2021, the position of treasury shares was as follows: (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) R$ / shares shares
IfrsStatementLineItems [Line Items]
Authorized quantity	4,200
Buyback Program 9 Number 2 [Member]
IfrsStatementLineItems [Line Items]
Board's Authorization	04/20/2018
Authorized quantity	30,391,000
Program Period	From 4/20/2018 to 4/30/2018
Sale of shares	22,981,500,000
Balance in treasury	7,409,500
Buyback Program 9 Number 3 [Member]
IfrsStatementLineItems [Line Items]
Board's Authorization	06/21/2021
Authorized quantity	24,154,500
Program Period	From 06/22/2021 to 12/22/2021
Balance in treasury	31,491,500
Average buyback price | R$ / shares	R$ 21.82
Minimum buyback price | R$ / shares	20.06
Maximum buyback price | R$ / shares	R$ 23.22
Number bought back | R$	R$ 24,082,000
Buyback Program 9 Number 4 [Member]
IfrsStatementLineItems [Line Items]
Board's Authorization	6/12/2021
Authorized quantity	30,000,000
Program Period	From 12/07/2021 to 6/30/2022
Balance in treasury	45,790,000
Average buyback price | R$ / shares	R$ 24.70
Minimum buyback price | R$ / shares	23.94
Maximum buyback price | R$ / shares	R$ 25.45
Number bought back | R$	R$ 14,298,500